Other comprehensive income	12 Months Ended
Dec. 31, 2017
Other comprehensive income by item
Other comprehensive income

29.   Other comprehensive income

The balances of Other comprehensive income include the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognized temporarily in equity through the consolidated statement of recognized income and expense. The amounts arising from subsidiaries are presented, on a line by line basis, in the appropriate items according to their nature.

It should be noted that the consolidated statement of recognized income and expense presents items separately according to their nature, grouping together those which, pursuant to the applicable accounting standards, will not be subsequently reclassified to profit or loss when the requirements established by the related accounting standards are met. Also, with respect to items that may be reclassified to profit or loss, the consolidated statement of recognized income and expense includes changes in other comprehensive income as follows:

-

Revaluation gains (losses): includes the amount of the income, net of the expenses incurred in the year, recognized directly in equity. The amounts recognized in equity in the year remain under this item, even if in the same year they are transferred to the income statement or to the initial carrying amount of the assets or liabilities or are reclassified to another line item.

-	Amounts transferred to income statement: includes the amount of the revaluation gains and losses previously recognized in equity, even in the same year, which are recognized in the income statement.
-

Amounts transferred to initial carrying amount of hedged items: includes the amount of the revaluation gains and losses previously recognized in equity, even in the same year, which are recognized in the initial carrying amount of assets or liabilities as a result of cash flow hedges.

-	Other reclassifications: includes the amount of the transfers made in the year between the various valuation adjustment items.

The amounts of these items are recognized gross, including the amount of the Other comprehensive income relating to non-controlling interests, and the corresponding tax effect is presented under a separate item, except in the case of entities accounted for using the equity method, the amounts for which are presented net of the tax effect.

(a)Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans

Other comprehensive income – Items not reclassified to profit or loss – Actuarial gains or (-) losses on defined benefit pension plans include the actuarial gains and losses and the return on plan assets, less the administrative expenses and taxes inherent to the plan, and any change in the effect of the asset ceiling, excluding amounts included in net interest on the net defined benefit liability (asset).

Its variation is shown in the consolidated statement of income and expense.

The provisions against equity in 2017 amounted to €157 million - See Note 25.b -, with the following breakdown:

-	Increase of €41 million in the accumulates actuarial losses relating to the Group´s entities in Spain, mainly due to the evolution experienced by the discount rate - decrease from 1.50% to 1.40%.
-

Increase of €121 million in the cumulative actuarial losses relating to the Group´s businesses in UK, mainly due to the evolution experienced by the main actuarial hypotheses -decrease in the discount rate from 2.79% to 2.49% and increase in inflation from 3.12% to 3.15%-.

-

Increase of €276 million in accumulated actuarial losses corresponding to the Group's business in Brazil, mainly due to the reduction in the discount rate (from 10.92% to 9.53% in pension benefits and 10.84% to 9.65% in medical benefits), as well as variations in the other hypotheses.

-	Decrease of €281 million in accumulated actuarial profit or losses as a result of exchange rate and other effects, mainly in Brazil (depreciation of the real), and in UK (depreciation of the pound).

b)Items that may be reclassified to profit or loss - Hedge of net investments in foreign operations (Effective portion) and exchange differences

Other comprehensive income – Items that may be reclassified to profit or loss - Hedges of net investments in foreign operations includes the net amount of changes in the value of hedging instruments in hedges of net investments in foreign operations, for the portion of these changes considered as effective hedges (See Note 11).

Other comprehensive income – Items that may be reclassified to profit or loss - Exchange differences includes the net amount of exchange differences arising on non-monetary items whose fair value is adjusted against equity and the differences arising on the translation to euros of the balances of the consolidated entities whose functional currency is not the euro (See note 2.a).

The changes in 2017 reflect negative effect of the sharp depreciation of the Brazilian real and U.S. dollar, whereas the changes in 2016 reflect the negative effect of the sharp depreciation of the Pound sterling and the positive effect of the appreciation of the Brazilian real.

Of the change in the balance in these years, a loss of €1,704, €185 and €514 million in 2017, 2016 and 2015 relate to the measurement of goodwill.

The detail, by country is as follows:

	Millions of euros
	2017	2016	2015
Net balance at end of year	(19,741)	(12,995)	(11,980)
Of which:
Brazilian real	(11,056)	(8,435)	(10,679)
Pound sterling	(3,732)	(2,996)	232
Mexican peso	(2,230)	(1,908)	(1,497)
Argentine peso	(1,684)	(1,309)	(1,135)
Chilean peso	(866)	(614)	(711)
U.S. dollar	555	2,849	2,342
Other	(728)	(582)	(532)

c)Items that may be reclassified to profit or loss - Hedging derivatives – Cash flow hedges (Effective portion)

-

Other comprehensive income – Items that may be reclassified to profit or loss - Cash flow hedges includes the gains or losses attributable to hedging instruments that qualify as effective hedges. These amounts will remain under this heading until they are recognized in the consolidated income statement in the periods in which the hedged items affect it (See Note 11).

-	Accordingly, amounts representing valuation losses will be offset in the future by gains generated by the hedged instruments.

d)Items that may be reclassified to profit or loss - Financial assets available-for-sale

Includes the net amount of unrealized changes in the fair value of assets classified as Financial assets available-for-sale (See Notes 7 and 8).

The breakdown, by type of instrument and geographical origin of the issuer, of Other comprehensive income – Items that may be reclassified to profit or loss - Financial assets available-for-sale at December 31, 2017, 2016 and 2015 is as follows:

	Millions of euros
	December 31, 2017				December 31, 2016				December 31, 2015
			Net				Net				Net
			revaluation				revaluation				revaluation
	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair
	gains	losses	(losses)	value	gains	losses	(losses)	value	gains	losses	(losses)	value
Debt instruments
Government debt securities and debt instruments issued by central banks
Spain	660	(25)	635	48,217	610	(26)	584	32,729	641	(62)	579	35,283
Rest of Europe	306	(24)	282	20,244	50	(170)	(120)	16,879	283	(47)	236	20,310
Latin America and rest of the world	404	(129)	275	39,132	167	(163)	4	35,996	42	(671)	(629)	32,185
Private-sector debt securities	90	(128)	(38)	20,888	117	(162)	(45)	25,683	165	(253)	(88)	29,409
	1,460	(306)	1,154	128,481	944	(521)	423	111,287	1,131	(1,033)	98	117,187

Equity instruments
Domestic
Spain	5	(2)	3	1,373	48	(5)	43	1,309	66	(5)	61	1,140
International
Rest of Europe	166	(2)	164	979	284	(4)	280	1,016	438	(14)	424	1,338
United States	14	(5)	9	560	21	—	21	772	14	(2)	12	980
Latin America and rest of the world	744	(6)	738	1,878	811	(7)	804	2,390	251	(2)	249	1,391
	929	(15)	914	4,790	1,164	(16)	1,148	5,487	769	(23)	746	4,849
Of which:
Listed	828	(5)	823	2,900	999	(11)	988	3,200	436	(15)	421	1,986
Unlisted	101	(10)	91	1,890	165	(5)	160	2,287	333	(8)	325	2,863
	2,389	(321)	2,068	133,271	2,108	(537)	1,571	116,774	1,900	(1,056)	844	122,036

At each reporting date the Group assesses whether there is any objective evidence that the instruments classified as available-for-sale (debt securities and equity instruments) are impaired.

This assessment includes but is not limited to an analysis of the following information: i) the issuer’s economic and financial position, the existence of default or late payment, analysis of the issuer’s solvency, the evolution of its business, short-term projections, trends observed with respect to its earnings and, if applicable, its dividend distribution policy; ii) market-related information such as changes in the general economic situation, changes in the issuer’s sector which might affect its ability to pay; iii) changes in the fair value of the security analyzed, analysis of the origins of such changes - whether they are intrinsic or the result of the general uncertainty concerning the economy or the country - and iv) independent analysts’ reports and forecasts and other independent market information.

In the case of quoted equity instruments, when the changes in the fair value of the instrument under analysis are assessed, the duration and significance of the fall in its market price below cost for the Group is taken into account. As a general rule, for these purposes the Group considers a significant fall to be a 40% drop in the value of the asset or a continued fall over a period of 18 months. Nevertheless, it should be noted that the Group assesses, on a case-by-case basis, each of the securities that have suffered losses, and monitors the performance of their prices, recognizing an impairment loss as soon as it is considered that the recoverable amount could be affected, even though the price may not have fallen by the percentage or for the duration mentioned above.

If, after the above assessment has been carried out, the Group considers that the presence of one or more of these factors could affect recovery of the cost of the asset, an impairment loss is recognized in the income statement for the amount of the loss registered in equity under Other comprehensive income – Items that may be reclassified to profit or loss – Items not reclassified to profit or loss – Other Valuation adjustments. Also, where the Group does not intend and/or is not able to hold the investment for a sufficient amount of time to recover the cost, the instrument is written down to its fair value.

At the end of 2017, the Group carried out the analysis described above, registering in the impairment / reversal of financial assets available for sale in the consolidated income statement an amount of €10 million corresponding to the impairment of equity instruments (€14 and 111 million in 2016 and 2015, as well as a reversal of €25 million in 2016 and an impairment of €119 million in 2015 in debt instruments).

At December 31, 2017, the losses incurred in more than twelve months recognized under Other comprehensive income – Items that may be reclassified to profit or loss - Financial assets available-for-sale arising from equity instruments are not significant.

At December 31, 2017, the losses incurred in more than twelve months recognized under Other comprehensive income – Items that may be reclassified to profit or loss - Financial assets available-for-sale arising from debt securities are not significant.

e)Items that may be reclassified to profit or loss and Items not reclassified to profit or loss - Other recognized income and expense of investments in subsidiaries, joint ventures and associates

Other comprehensive income – Items that may be reclassified to profit or loss - Entities accounted for using the equity method includes the amounts of Other comprehensive income recognized in equity arising from associates and joint ventures.

The changes in Other comprehensive income - Entities accounted for using the equity method were as follows:

	Millions of euros
	2017	2016	2015
Balance at beginning of year	(153)	(232)	(85)
Revaluation gains/(losses)	(84)	79	(156)
Net amounts transferred to profit or loss	15	—	9
Balance at end of year	(222)	(153)	(232)

Of which:
Zurich Santander Insurance América, S.L.	(145)	(84)	(136)